PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Line of Credit Facility, Interest Rate During Period	8.00%
Notes Payable, Current		$ 12,171